CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 29,216	$ 35,311
Trade receivables (net of allowance for credit losses of $13,942 and $13,796 at June 30, 2025 and December 31, 2024, respectively)	124,051	149,619
Inventories	59,944	59,693
Other accounts receivable and prepaid expenses	20,994	16,415
Total current assets	234,205	261,038
NON-CURRENT ASSETS:
Severance pay and pension fund	5,140	4,915
Property and equipment, net	38,007	36,764
Operating lease right-of-use assets	16,707	16,702
Intangible assets, net	22,421	16,791
Goodwill	11,046	7,749
Other non-current assets	859	1,037
Total non-current assets	94,180	83,958
Total assets	328,385	344,996
CURRENT LIABILITIES:
Trade payables	73,759	91,157
Deferred revenues	2,426	2,573
Short-term loans	20,500	25,200
Operating lease liabilities	3,727	2,971
Other accounts payable and accrued expenses	25,453	29,547
Total current liabilities	125,865	151,448
NON-CURRENT LIABILITIES:
Accrued severance pay and pensions	8,661	8,359
Operating lease liabilities	13,324	12,936
Other long-term payables	8,758	5,928
Total non-current liabilities	30,743	27,223
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value –Authorized: 240,000,000 at June 30, 2025 and December 31, 2024; Issued: 93,371,492 and 91,874,448 shares at June 30, 2025 and December 31, 2024, respectively; Outstanding: 89,889,969 and 88,392,925 shares at June 30, 2025 and December 31, 2024, respectively	234	232
Additional paid-in capital	452,709	447,369
Treasury shares at cost – 3,481,523 ordinary shares as of June 30, 2025, and December 31, 2024.	(20,091)	(20,091)
Accumulated other comprehensive loss	(7,703)	(10,060)
Accumulated deficit	(253,372)	(251,125)
Total shareholders' equity	171,777	166,325
Total liabilities and shareholders' equity	$ 328,385	$ 344,996